Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2015	Jul. 14, 2015	Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	Rich Pharmaceuticals, Inc.
Entity Central Index Key	0001504389
Document Type	POS AM
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 12,000,000
Entity Common Stock, Shares Outstanding		3,097,091,736
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015